Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000261120 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261120 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000261120 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261120 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261120 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261120 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261120 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261120 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261120 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261120 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000261120 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000261120 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000261120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261120 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000261120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000261120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261120 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261120 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261120 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251456 [Member] | Okta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251456 [Member] | Tenable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251456 [Member] | Maravai LifeSciences Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251456 [Member] | Integra LifeSciences Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251456 [Member] | Insight Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251456 [Member] | Qualys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251456 [Member] | Moderna, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251456 [Member] | Newell Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251456 [Member] | Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251456 [Member] | Iridium Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000251456 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000251456 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251456 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000251456 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000251456 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000251456 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251456 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000251456 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251456 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251456 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000251456 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251456 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%